VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES

12. VARIABLE INTEREST ENTITIES

Consolidated VIEs

AltaGas consolidates VIEs where the Corporation is deemed the primary beneficiary. The primary beneficiary of a VIE has the power to direct the activities of the entity that most significantly impact its economic performance such as being the provider of construction, operating and marketing services to the entity. In addition, the primary beneficiary of a VIE also has the obligation to absorb losses of the entity or the right to receive benefits that could potentially be significant to the VIE. AltaGas determined that it is the primary beneficiary of the following VIEs:

Northwest Hydro Limited Partnership

On May 4, 2018, NW Hydro LP was formed to indirectly hold the assets of the Northwest Hydro facilities. On June 22, 2018, AltaGas closed the sale of a 35 percent indirect equity interest in its Northwest Hydro facilities through the sale of 35 percent of NW Hydro LP, and its general partner, Northwest Hydro GP Inc. (NW Hydro GP).

AltaGas has determined that NW Hydro LP is a VIE in which it holds variable interests and is the primary beneficiary. In the determination that AltaGas is the primary beneficiary of the VIE, AltaGas noted that it has the power to direct the activities that most significantly impact the VIE’s economic performance through the continued provision of all operational, maintenance and management functions for the Northwest Hydro facilities. In addition, AltaGas has the obligation to absorb the losses and the right to receive the benefits that could potentially be significant to the Northwest Hydro facilities. As such, AltaGas has consolidated NW Hydro LP and has recorded $420.4 million of the $921.6 million proceeds received as a non-controlling interest with the remainder of the proceeds, less deferred tax and transaction costs, recognized as contributed surplus in the amount of $334.6 million.

On December 13, 2018, AltaGas announced that it has reached an agreement for the sale of its remaining indirect equity interest of approximately 55 percent in the Northwest Hydro facilities (including NW Hydro LP) for proceeds of approximately $1.37 billion. The transaction was subject to customary closing conditions and approvals, and closed in January 2019. The assets and liabilities of NW Hydro LP have been classified as held for sale at December 31, 2018 (Note 5).

The assets of NW Hydro LP are the property of NW Hydro LP and are not available to AltaGas for any other purpose. NW Hydro LP’s asset balances can only be used to settle its own obligations. The liabilities of NW Hydro LP do not represent additional claims against AltaGas’ general assets. AltaGas’ exposure to loss as a result of its interest as a limited partner is its net investment.

Ridley Island LPG Export Limited Partnership

On May 5, 2017, AltaGas LPG Limited Partnership (AltaGas LPG), a wholly-owned subsidiary of AltaGas, and Vopak Development Canada Inc. (Vopak), a wholly-owned subsidiary of Koninklijke Vopak N.V. (Royal Vopak), a public company incorporated under the laws of the Netherlands, formed the Ridley Island LPG Export Limited Partnership (RILE LP) to develop, own and operate the Ridley Island Propane Export Terminal (RIPET). AltaGas’ subsidiaries hold a 70 percent interest while Vopak holds a 30 percent interest in RILE LP. The construction cost of RIPET, which is estimated to be $450 to $500 million, will be funded by AltaGas LPG and Vopak in proportion to their respective interests in RILE LP. As part of the arrangements, AltaGas entered into a long-term agreement for the capacity of RIPET with RILE LP, and AltaGas and certain of its subsidiaries will provide construction and operating services to RILE LP.

AltaGas has determined that RILE LP is a VIE in which it holds variable interests and is the primary beneficiary. In the determination that AltaGas is the primary beneficiary of the VIE, AltaGas noted that it has the power to direct the activities that most significantly impact the VIE’s economic performance through the construction, operating and marketing services provided to RILE LP. In addition, AltaGas has the obligation to absorb the losses and the right to receive the benefits that could potentially be significant to RILE LP through the long-term agreement for the capacity of RIPET. As such, AltaGas has consolidated RILE LP and recorded $20.0 million of the $24.1 million proceeds received from Vopak on formation of RILE LP as a non-controlling interest with the remainder of the proceeds less deferred tax recognized as contributed surplus in the amount of $3.0 million.

The assets of RILE LP are the property of RILE LP and are not available to AltaGas for any other purpose. RILE LP’s asset balances can only be used to settle its own obligations. The liabilities of RILE LP do not represent additional claims against AltaGas’ general assets. AltaGas’ exposure to loss as a result of its interest as a limited partner is its net investment. AltaGas and Royal Vopak have provided limited guarantees for the obligations of their respective subsidiaries for the construction cost of RIPET. Upon commencement of commercial operations at RIPET, the terms of the long-term capacity agreement between AltaGas LPG and RILE LP provide for a return on and of capital and reimbursement of RIPET operating costs by AltaGas LPG in accordance with the terms set out in the agreement.

Variable Interest Entities Acquired in WGL Acquisition

In connection with the WGL Acquisition (Note 3), AltaGas has acquired both consolidated and unconsolidated VIEs:

Consolidated VIE Investments

At December 31, 2018, WGSW Inc. (WGSW) was the primary beneficiary of SFGF LLC (SFGF), SFRC, LLC (SFRC), SFGF II, LLC (SFGF II), SFEE LLC (SFEE), and ASD Solar LP (ASD), because of its ability to direct the activities most significant to the economic performance of those entities plus the right to receive potentially significant benefits or the obligation to absorb potentially significant losses. Accordingly, these VIEs have been consolidated:

SFGF, SFRC, and SFGF II

WGSW, along with its various tax equity partners, formed the tax equity partnerships SFGF, SFRC, and SFGF II to acquire, own, and operate distributed generation solar projects nationwide. WGSW is the managing member of these investments and will provide cash equal to the purchase price of the solar projects less any contributions from the tax-equity partner for projects sold into the partnerships. WGL Energy Systems is the developer of the projects and sells them to the partnerships, and is the operations and maintenance provider. Profits and losses are allocated between the partners under the HLBV method of accounting and the portion allocated to the tax equity partner is included in “net income (loss) attributable to non-controlling interest” on the accompanying Consolidated Statements of Income and is recorded to non-controlling interest on the accompanying Consolidated Balance Sheets.

SFEE

In 2016, WGSW and a tax equity partner formed SFEE to acquire distributed generation solar projects that were to be developed and sold by a third-party developer or WGL Energy Systems. New projects were to be designed and constructed under long-term power purchase agreements. SFEE is considered a VIE and is consolidated by WGSW.

ASD

WGSW is a limited partner in ASD, a limited partnership formed to own and operate a portfolio of residential solar projects, primarily rooftop photovoltaic power generation systems. SF ASD, a wholly-owned subsidiary of WGL Energy Systems, has management rights and control of ASD.

The following table represents amounts included in the Consolidated Balance Sheets attributable to AltaGas’ consolidated VIEs:

As at	December 31,	December 31,
	2018	2017
Current assets	$1,383.5	$1.4
Property, plant and equipment	619.2	84.3
Long-term investments and other assets	48.0	48.0
Current liabilities	(161.8)	—
Asset retirement obligations	(0.9)	—
Deferred tax credits	(3.0)	—
Net assets	$1,885.0	$133.7

Unconsolidated VIE Investments

Meade Pipeline Co. LLC (Meade)

In 2014, WGL Midstream and certain partners entered into a limited liability company agreement and formed Meade, a Delaware limited liability company, to develop and own, jointly with Transcontinental Gas Pipe Line Company, LLC, a regulated pipeline, Central Penn Pipeline (Central Penn), a segment of the larger Atlantic Sunrise project. Central Penn is an approximately 185-mile pipeline originating in Susquehanna County, Pennsylvania and extending to Lancaster County, Pennsylvania with the capacity to transport and deliver up to approximately 1.7 Bcf per day of natural gas.

As at December 31, 2018, AltaGas held an equity investment in Meade with a carrying value of $666.9 million, inclusive of fair value adjustments on acquisition date  (Note 3).  WGL Midstream owns a 55 percent interest in Meade (21 percent indirect interest in Central Penn) and on a cash basis, as of December 31, 2018, WGL Midstream has spent approximately US$446 million as its share of the construction costs. Although WGL Midstream holds greater than a 50 percent interest in Meade, Meade is not consolidated by WGL Midstream and instead is accounted for under the equity method of accounting. WGL Midstream is not the primary beneficiary of Meade as it does not have the power to direct the activities most significant to the economic performance of Meade. WGL Midstream applies the HLBV equity method of accounting and any profits and losses are included in “income from equity investments” in the accompanying Consolidated Statements of Income and are added to or subtracted from the carrying amount of AltaGas’ investment balance.

The maximum financial exposure to loss as a result of the involvement with this VIE is equal to WGL Midstream's capital contributions.